Reinsurance (Effects of Reinsurance on Earnings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Premiums:
Direct premiums	$ 37,975	$ 37,044	$ 37,614
Reinsurance assumed	1,363	1,382	1,433
Reinsurance ceded	(2,136)	(2,023)	(2,077)
Net premiums	37,202	36,403	36,970
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees	5,883	5,952	6,271
Reinsurance assumed	96	105	19
Reinsurance ceded	(497)	(487)	(466)
Net universal life and investment-type product policy fees	5,482	5,570	5,824
Policyholder benefits and claims:
Direct policyholder benefits and claims	37,144	36,101	36,492
Reinsurance assumed	1,085	984	939
Reinsurance ceded	(1,913)	(1,983)	(2,038)
Net policyholder benefits and claims	36,316	35,102	35,393
Other expenses:
Direct other expenses	13,911	14,916	14,847
Reinsurance assumed	202	140	151
Reinsurance ceded	(378)	(303)	(379)
Total other expenses	$ 13,735	$ 14,753	$ 14,619